INVESTMENTS IN EQUITY AND COST INVESTEES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Apr. 30, 2013
Schedule Of Equity And Cost Method Investments [Line Items]
Long-term investment, at cost, less impairment	$ 13,022	$ 13,228
Share of undistributed profits	(558)	1,786
Advance to investee company	48	48
Total	12,512	15,062
Long-term investment, at cost, less impairment	4,464	4,436
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 4,464	$ 4,436
China Techenergy Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 9,814	$ 9,752
Share of undistributed profits	(5,953)	(2,571)
Advance to investee company	48	48
Total	$ 3,909	$ 7,229
Beijing Hollysys Electric Motor Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 866	$ 861
Share of undistributed profits	3,722	3,144
Advance to investee company	0	0
Total	$ 4,588	$ 4,005
Beijing Ipe Biotechnology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	23.39%	23.39%
Long-term investment, at cost, less impairment	$ 1,613	$ 1,603
Share of undistributed profits	2,185	1,926
Advance to investee company	0	0
Total	$ 3,798	$ 3,529
New Huake Electric Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)		37.50%
Long-term investment, at cost, less impairment		$ 244
Share of undistributed profits		(244)
Advance to investee company		0
Total		$ 0
Beijing Hollysys Machine Automation Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 491	$ 488
Share of undistributed profits	(491)	(441)
Advance to investee company	0	0
Total	$ 0	$ 47
Southcon Development Sdn Bhd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 238	$ 280
Share of undistributed profits	(21)	(28)
Advance to investee company	0	0
Total	$ 217	$ 252
Shenhua Hollysys Information Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%	20.00%
Long-term investment, at cost, less impairment	$ 2,593	$ 2,577
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 2,593	$ 2,577
Heilongjiang Ruixing Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	8.31%	8.31%
Long-term investment, at cost, less impairment	$ 1,773	$ 1,761
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 1,773	$ 1,761
Zhongjijing Investment Consulting Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	5.00%	5.00%
Long-term investment, at cost, less impairment	$ 0	$ 0
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 0	$ 0
Zhejiang Sanxin Engineering Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	6.00%	6.00%
Long-term investment, at cost, less impairment	$ 98	$ 98
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 98	$ 98